Insurance technical provisions and pension plans (Details Text) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Insurance technical provisions and pension plans (Details Text)
Other technical provisions - Insurance includes the Provision for Insufficient Premiums (PIP)	R$ 2,133,130
Other technical provisions - Reserve for Related Expenses	37,577
Other technical provisions - Provision for redemptions and other amounts to be settled	2,248,238
Other technical provisions - Provision for related expenses	520,613
Other technical provisions - Complementary Reserve for Coverage (PCC)	1,010,035
Other technical provisions - Which includes the transfer of the mathematical provisions of benefits to be granted and benefits granted	2,007,136
Unearned Premium Reserve of risks covered not yet issued (PPNG-RVNE)	158,535
The claims table does not include the products	8,009,887	R$ 5,365,506
DPVAT insurance
Insurance technical provisions and pension plans (Details Text)
The claims table does not include the products	71,212
Retrocession
Insurance technical provisions and pension plans (Details Text)
The claims table does not include the products	19,089
Health and Dental insurance
Insurance technical provisions and pension plans (Details Text)
The claims table does not include the products	2,927,151
Estimate of salvages and redresses
Insurance technical provisions and pension plans (Details Text)
The claims table does not include the products	(155,016)
Incurred but not enough reported (IBNER) claims
Insurance technical provisions and pension plans (Details Text)
The claims table does not include the products	R$ 136,529